Summary of Material Accounting Policy Information - Detail Information of Subsidiaries (Parenthetical) (Detail)	Dec. 31, 2024	Dec. 31, 2023
Chunghwa Sochamp Technology Inc. ("CHST") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	37.00%	37.00%
Chunghwa Leading Photonics Tech Co., Ltd. ("CLPT") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	69.87%	74.56%
Spring House Entertainment Tech. Inc. ("SHE") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	56.00%	56.00%
CHT Security Co., Ltd. ("CHTSC") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	63.45%	69.28%
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	49.64%	51.00%
Chunghwa Digital Cultural and Creative Capital Co., Ltd (CDCC Capital) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	100.00%	0.00%
Chunghwa Telecom Europe GmbH (CHTEU) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	100.00%	0.00%
Unitronics Technology Corp. ("UTC") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	100.00%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | CHIEF Telecom Inc. ("CHIEF") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	58.57%	58.63%
Chunghwa Investment Co., Ltd. ("CHI") [Member] | Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member] | Bottom of Range [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	50.00%
Chunghwa Precision Test Tech. International Ltd. ("CHPT (International)") [Member] | Su Zhou Precision Test Tech. Ltd. ("SZPT") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	100.00%	100.00%